S000008601 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	11.36%	11.11%		15.96%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.06%	10.05%		14.68%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.32%	8.75%		13.17%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	11.40%		16.26%
Class I | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%		14.59%
Class I | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	11.45%	15.95%
Performance Inception Date			May 02, 2019
Class R6 | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	15.08%
Performance Inception Date			May 02, 2019
Class R6 | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	19.05%
Performance Inception Date			May 02, 2019